Derivative Instruments and Accounting Hedges - Cash flows of bonds issued abroad, the objects of these hedges and the cash flows of the asset part of the derivative (Details) - Cash Flow Hedges - CLP ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net cash flows
Cross Currency Swap CHF
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	209,255	$ 405,301
Cross Currency Swap EUR
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	98,194	93,785
Cross Currency Swap HKD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	450,094	434,793
Cross Currency Swap JPY
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	272,462	188,633
Cross Currency Swap USD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	51,994	49,440
Cross Currency Swap USD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	168,028	155,979
Cross Currency Swap PEN
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	58,589
Cross Currency Swap Aud
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	175,001
Cross Currency Swap Nok
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	87,624
Up to 1 month
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net cash flows
Up to 1 month | Cross Currency Swap CHF
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows
Up to 1 month | Cross Currency Swap EUR
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows
Up to 1 month | Cross Currency Swap HKD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows
Up to 1 month | Cross Currency Swap JPY
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows
Up to 1 month | Cross Currency Swap USD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows
Up to 1 month | Cross Currency Swap USD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	216	870
Up to 1 month | Cross Currency Swap PEN
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows
Up to 1 month | Cross Currency Swap Aud
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows
Up to 1 month | Cross Currency Swap Nok
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows
Over 1 month and up to 3 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net cash flows
Over 1 month and up to 3 months | Cross Currency Swap CHF
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows		89,256
Over 1 month and up to 3 months | Cross Currency Swap EUR
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows
Over 1 month and up to 3 months | Cross Currency Swap HKD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows
Over 1 month and up to 3 months | Cross Currency Swap JPY
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	34,638	49,362
Over 1 month and up to 3 months | Cross Currency Swap USD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows
Over 1 month and up to 3 months | Cross Currency Swap USD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	336	86
Over 1 month and up to 3 months | Cross Currency Swap PEN
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	894
Over 1 month and up to 3 months | Cross Currency Swap Aud
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	428
Over 1 month and up to 3 months | Cross Currency Swap Nok
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows
Over 3 months and up to 12 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net cash flows
Over 3 months and up to 12 months | Cross Currency Swap CHF
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	798	125,993
Over 3 months and up to 12 months | Cross Currency Swap EUR
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	1,421	1,338
Over 3 months and up to 12 months | Cross Currency Swap HKD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	12,829	66,378
Over 3 months and up to 12 months | Cross Currency Swap JPY
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	2,121	1,072
Over 3 months and up to 12 months | Cross Currency Swap USD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	1,600	1,476
Over 3 months and up to 12 months | Cross Currency Swap USD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	884	49,401
Over 3 months and up to 12 months | Cross Currency Swap PEN
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	894
Over 3 months and up to 12 months | Cross Currency Swap Aud
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	3,274
Over 3 months and up to 12 months | Cross Currency Swap Nok
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	2,341
Over 1 year and up to 3 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net cash flows
Over 1 year and up to 3 years | Cross Currency Swap CHF
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	1,597	1,450
Over 1 year and up to 3 years | Cross Currency Swap EUR
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	2,842	2,675
Over 1 year and up to 3 years | Cross Currency Swap HKD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	25,627	21,601
Over 1 year and up to 3 years | Cross Currency Swap JPY
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	38,596	33,487
Over 1 year and up to 3 years | Cross Currency Swap USD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	3,200	2,952
Over 1 year and up to 3 years | Cross Currency Swap USD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	166,592	105,622
Over 1 year and up to 3 years | Cross Currency Swap PEN
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	3,575
Over 1 year and up to 3 years | Cross Currency Swap Aud
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	7,399
Over 1 year and up to 3 years | Cross Currency Swap Nok
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	4,682
Over 3 year and up to 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net cash flows
Over 3 year and up to 5 years | Cross Currency Swap CHF
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	90,095	82,552
Over 3 year and up to 5 years | Cross Currency Swap EUR
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	2,842	2,675
Over 3 year and up to 5 years | Cross Currency Swap HKD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	91,034	83,608
Over 3 year and up to 5 years | Cross Currency Swap JPY
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	3,482	32,882
Over 3 year and up to 5 years | Cross Currency Swap USD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	3,200	2,952
Over 3 year and up to 5 years | Cross Currency Swap USD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows
Over 3 year and up to 5 years | Cross Currency Swap PEN
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	3,575
Over 3 year and up to 5 years | Cross Currency Swap Aud
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	7,401
Over 3 year and up to 5 years | Cross Currency Swap Nok
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	4,682
Over 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net cash flows
Over 5 years | Cross Currency Swap CHF
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	116,765	106,050
Over 5 years | Cross Currency Swap EUR
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	91,089	87,097
Over 5 years | Cross Currency Swap HKD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	320,604	263,206
Over 5 years | Cross Currency Swap JPY
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	193,625	71,830
Over 5 years | Cross Currency Swap USD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	43,994	42,060
Over 5 years | Cross Currency Swap USD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows
Over 5 years | Cross Currency Swap PEN
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	49,651
Over 5 years | Cross Currency Swap Aud
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	156,499
Over 5 years | Cross Currency Swap Nok
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash inflows	75,919
Obligation USD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(168,028)	(155,979)
Obligation USD | Up to 1 month
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(216)	(870)
Obligation USD | Over 1 month and up to 3 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(336)	(86)
Obligation USD | Over 3 months and up to 12 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(884)	(49,401)
Obligation USD | Over 1 year and up to 3 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(166,592)	(105,622)
Obligation USD | Over 3 year and up to 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow
Obligation USD | Over 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow
Corporate Bond USD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(51,994)	(49,440)
Corporate Bond USD | Up to 1 month
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow
Corporate Bond USD | Over 1 month and up to 3 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow
Corporate Bond USD | Over 3 months and up to 12 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(1,600)	(1,476)
Corporate Bond USD | Over 1 year and up to 3 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(3,200)	(2,952)
Corporate Bond USD | Over 3 year and up to 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(3,200)	(2,952)
Corporate Bond USD | Over 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(43,994)	(42,060)
Corporate Bond JPY
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(272,462)	(188,633)
Corporate Bond JPY | Up to 1 month
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow
Corporate Bond JPY | Over 1 month and up to 3 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(34,638)	(49,362)
Corporate Bond JPY | Over 3 months and up to 12 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(2,121)	(1,072)
Corporate Bond JPY | Over 1 year and up to 3 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(38,596)	(33,487)
Corporate Bond JPY | Over 3 year and up to 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(3,482)	(32,882)
Corporate Bond JPY | Over 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(193,625)	(71,830)
Corporate Bond HKD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(450,094)	(434,793)
Corporate Bond HKD | Up to 1 month
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow
Corporate Bond HKD | Over 1 month and up to 3 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow
Corporate Bond HKD | Over 3 months and up to 12 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(12,829)	(66,378)
Corporate Bond HKD | Over 1 year and up to 3 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(25,627)	(21,601)
Corporate Bond HKD | Over 3 year and up to 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(91,034)	(83,608)
Corporate Bond HKD | Over 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(320,604)	(263,206)
Corporate Bond EUR
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(98,194)	(93,785)
Corporate Bond EUR | Up to 1 month
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow
Corporate Bond EUR | Over 1 month and up to 3 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow
Corporate Bond EUR | Over 3 months and up to 12 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(1,421)	(1,338)
Corporate Bond EUR | Over 1 year and up to 3 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(2,842)	(2,675)
Corporate Bond EUR | Over 3 year and up to 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(2,842)	(2,675)
Corporate Bond EUR | Over 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(91,089)	(87,097)
Corporate Bond CHF
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(209,255)	(405,301)
Corporate Bond CHF | Up to 1 month
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow
Corporate Bond CHF | Over 1 month and up to 3 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow		(89,256)
Corporate Bond CHF | Over 3 months and up to 12 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(798)	(125,993)
Corporate Bond CHF | Over 1 year and up to 3 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(1,597)	(1,450)
Corporate Bond CHF | Over 3 year and up to 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(90,095)	(82,552)
Corporate Bond CHF | Over 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(116,765)	$ (106,050)
Corporate Bond PEN
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(58,589)
Corporate Bond PEN | Up to 1 month
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow
Corporate Bond PEN | Over 1 month and up to 3 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(894)
Corporate Bond PEN | Over 3 months and up to 12 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(894)
Corporate Bond PEN | Over 1 year and up to 3 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(3,575)
Corporate Bond PEN | Over 3 year and up to 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(3,575)
Corporate Bond PEN | Over 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(49,651)
Corporate Bond AUD
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(175,001)
Corporate Bond AUD | Up to 1 month
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow
Corporate Bond AUD | Over 1 month and up to 3 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(428)
Corporate Bond AUD | Over 3 months and up to 12 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(3,274)
Corporate Bond AUD | Over 1 year and up to 3 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(7,399)
Corporate Bond AUD | Over 3 year and up to 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(7,401)
Corporate Bond AUD | Over 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(156,499)
Corporate Bond NOK
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(87,624)
Corporate Bond NOK | Up to 1 month
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow
Corporate Bond NOK | Over 1 month and up to 3 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow
Corporate Bond NOK | Over 3 months and up to 12 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(2,341)
Corporate Bond NOK | Over 1 year and up to 3 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(4,682)
Corporate Bond NOK | Over 3 year and up to 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	(4,682)
Corporate Bond NOK | Over 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash outflow	$ (75,919)